CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 25,346	$ 12,793
Deposits (Note 3)	9,001	30,310
Marketable securities (Note 3)	22,586	15,635
Trade receivables, net of allowance for doubtful accounts of $500 and $738 as of December 31, 2013 and 2012, respectively (Note 4)	22,490	21,792
Deferred taxes (Note 14)	1,740	220
Other receivables and prepaid expenses (Note 5)	4,408	3,398
Total Current Assets	85,571	84,148
Long-Term Assets:
Deposits (Note 6 & Note 11A)	1,072	621
Other receivables and prepaid expenses (Note 5)	218	275
Severance Pay funds (Note 7)	2,052	1,965
Deferred taxes (Note 14)	2,060	1,230
Identifiable Intangible assets, Net (Note 8)	0	452
Goodwill (Note 8)	1,572	1,572
Property and Equipment, Net (Note 9)	5,023	4,206
Total Long-Term Assets	11,997	10,321
TOTAL ASSETS	97,568	94,469
Current Liabilities:
Accounts payable and accrued expenses (Note 10)	17,707	16,536
Deferred revenues	13,420	9,047
Total Current Liabilities	31,127	25,583
Long-Term Liabilities:
Accrued severance pay (Note 7)	4,840	4,465
Deferred tax liability (Note 14)	40	0
Deferred revenues	4,642	1,503
Total Long-Term Liabilities	9,522	5,968
Total Liabilities	40,649	31,551
Commitments and Contingencies (Note 11)
Shareholders' Equity (Note 12):
Special preferred shares NIS 0.02 par value: Authorized - 5,000,000 as of December 31, 2013 and 2012; No issued and outstanding shares as of December 31, 2013 and 2012;
Ordinary shares of NIS 0.02 par value: Authorized - 100,000,000 as of December 31, 2013 and 2012; Issued - 32,533,575 shares as of December 31, 2013 and 31,693,942 as of December 31, 2012; Outstanding - 32,494,575 shares as of December 31, 2013 and 31,654,942 shares as of December 31, 2012;	137	132
Additional paid-in capital	92,301	87,566
Accumulated other comprehensive income	703	559
Accumulated deficit	(36,179)	(25,296)
Stockholders' Equity before Treasury Stock, Total	56,962	62,961
Treasury shares, at cost: 39,000 shares	(43)	(43)
Total shareholders' equity	56,919	62,918
Total Liabilities and Shareholders' Equity	$ 97,568	$ 94,469